SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.1%
Omnicom Group, Inc.	477	$26,135
The Trade Desk, Inc. - Class A (1)	84	26,171
		52,306
Aerospace & Defense - 1.6%
The Boeing Co.	3,325	484,951
General Dynamics Corp.	787	115,555
L3Harris Technologies, Inc.	1,043	208,027
Lockheed Martin Corp.	778	302,206
Northrop Grumman Corp.	504	168,941
Teledyne Technologies, Inc. (1)	92	34,419
TransDigm Group, Inc.	150	63,723
		1,377,822
Agriculture - 1.0%
Altria Group, Inc.	13,423	524,168
Archer-Daniels-Midland Co.	1,426	56,056
Philip Morris International, Inc.	3,918	287,425
		867,649
Airlines - 0.1%
Delta Air Lines, Inc.	1,350	34,034
Southwest Airlines Co.	1,192	38,263
United Airlines Holdings, Inc. (1)	575	16,123
		88,420
Apparel - 0.5%
Nike, Inc. - Class B	4,203	414,332
VF Corp.	846	47,460
		461,792
Auto Manufacturers - 1.1%
Cummins, Inc.	312	52,915
Ford Motor Co.	6,026	34,409
General Motors Co.	2,882	74,586
PACCAR, Inc.	750	55,395
Tesla, Inc. (1)	819	683,865
		901,170
Banks - 3.1%
Bank of America Corp.	18,567	447,836
The Bank of New York Mellon Corp.	2,139	79,507
Citigroup, Inc.	4,538	217,416
Citizens Financial Group, Inc.	889	21,425
Fifth Third Bancorp	1,620	31,412
First Republic Bank	429	46,405
The Goldman Sachs Group, Inc.	769	151,101
Huntington Bancshares, Inc.	2,287	20,331
JPMorgan Chase & Co.	7,067	687,690
KeyCorp	2,073	24,565
Morgan Stanley	3,694	163,275

Northern Trust Corp.	506	39,979
The PNC Financial Services Group, Inc.	957	109,136
Regions Financial Corp.	1,981	22,405
State Street Corp.	824	50,231
SVB Financial Group (1)	120	25,770
Truist Financial Corp.	3,596	132,261
U.S. Bancorp	3,343	118,877
Wells Fargo & Co.	9,186	243,153
		2,632,775
Beverages - 1.6%
Brown-Forman Corp. - Class B	716	47,206
The Coca-Cola Co.	11,949	557,779
Constellation Brands, Inc. - Class A	407	70,289
Keurig Dr Pepper, Inc.	6,385	178,269
Molson Coors Brewing Co. - Class B	811	30,786
Monster Beverage Corp. (1)	1,361	97,869
PepsiCo, Inc.	3,218	423,328
		1,405,526
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (1)	3,367	403,703
Alnylam Pharmaceuticals, Inc. (1)	333	45,045
Amgen, Inc.	1,425	327,322
Biogen, Inc. (1)	419	128,671
BioMarin Pharmaceutical, Inc. (1)	1,575	167,816
Bio-Rad Laboratories, Inc. - Class A (1)	124	60,924
Corteva, Inc.	6,270	171,234
Exact Sciences Corp. (1)	344	29,543
Gilead Sciences, Inc.	3,632	282,678
Illumina, Inc. (1)	380	137,959
Incyte Corp. (1)	1,326	135,133
Moderna, Inc. (1)	734	45,141
Regeneron Pharmaceuticals, Inc. (1)	355	217,547
Seattle Genetics, Inc. (1)	309	48,578
Vertex Pharmaceuticals, Inc. (1)	780	224,609
		2,425,903
Building Materials - 0.2%
Johnson Controls International PLC	1,725	54,182
Martin Marietta Materials, Inc.	169	32,463
Masco Corp.	561	26,171
Vulcan Materials Co.	363	39,320
		152,136

Chemicals - 1.1%
Air Products and Chemicals, Inc.	553	133,633
Albemarle Corp.	251	19,207
Celanese Corp.	265	23,826
Dow, Inc.	1,910	73,726
DuPont de Nemours, Inc.	3,705	187,955
Eastman Chemical Co.	281	19,131
Ecolab, Inc.	664	141,153
FMC Corp.	323	31,786
International Flavors & Fragrances, Inc.	321	42,754
LyondellBasell Industries NV	636	40,551
PPG Industries, Inc.	588	59,782
The Sherwin-Williams Co.	257	152,619
		926,123
Commercial Services - 2.7%
Automatic Data Processing, Inc.	1,154	169,050
Booz Allen Hamilton Holding Corp.	370	29,511
Cintas Corp.	239	59,262
CoStar Group, Inc. (1)	90	59,112
Equifax, Inc.	279	42,843
FleetCor Technologies, Inc. (1)	194	47,295
Gartner, Inc. (1)	293	35,658
Global Payments, Inc.	1,723	309,261
IHS Markit Ltd.	1,401	97,313
MarketAxess Holdings, Inc.	98	49,842
Moody’s Corp.	490	131,031
PayPal Holdings, Inc. (1)	3,433	532,149
Rollins, Inc.	747	31,225
S&P Global, Inc.	607	197,287
Square, Inc. - Class A (1)	4,625	374,995
TransUnion	565	48,754
United Rentals, Inc. (1)	166	23,056
Verisk Analytics, Inc.	461	79,606
		2,317,250
Computers - 4.9%
Accenture PLC - Class A	1,576	317,753
Amdocs Ltd.	365	22,725
Apple, Inc.	9,829	3,125,032
Cognizant Technology Solutions Corp.	1,214	64,342
Dell Technologies, Inc. - Class C (1)	1,315	65,277
EPAM Systems, Inc. (1)	148	34,135
Fortinet, Inc. (1)	476	66,259
Hewlett Packard Enterprise Co.	4,533	44,016
HP, Inc.	3,315	50,189
International Business Machines Corp.	2,199	274,655
Leidos Holdings, Inc.	370	38,957
NetApp, Inc.	483	21,513
Seagate Technology PLC	631	33,468
Western Digital Corp.	827	36,694
		4,195,015

Cosmetics & Personal Care - 1.6%
Colgate-Palmolive Co.	2,216	160,283
The Estee Lauder Companies, Inc. - Class A	564	111,373
The Procter & Gamble Co.	9,100	1,054,872
		1,326,528
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	562	50,237
Fastenal Co.	1,295	53,432
LKQ Corp. (1)	668	18,343
W.W. Grainger, Inc.	133	41,180
		163,192
Diversified Financial Services - 3.3%
American Express Co.	1,870	177,781
Ameriprise Financial, Inc.	296	41,461
BlackRock, Inc.	374	197,711
Capital One Financial Corp.	893	60,760
Cboe Global Markets, Inc.	295	31,406
The Charles Schwab Corp.	3,120	112,039
CME Group, Inc. - Class A	1,020	186,252
Discover Financial Services	638	30,311
Franklin Resources, Inc.	989	18,662
Intercontinental Exchange, Inc.	1,387	134,886
Mastercard, Inc. - Class A	2,607	784,420
Nasdaq, Inc.	505	59,822
Raymond James Financial, Inc.	325	22,516
Synchrony Financial	1,218	24,811
T. Rowe Price Group, Inc.	521	62,989
Visa, Inc. - Class A	4,228	825,475
The Western Union Co.	960	19,219
		2,790,521
Electric - 3.0%
The AES Corp.	2,459	30,713
Alliant Energy Corp.	693	34,206
Ameren Corp.	663	49,546
American Electric Power Co., Inc.	1,339	114,150
Avangrid, Inc.	852	37,897
CenterPoint Energy, Inc.	1,765	31,382
CMS Energy Corp.	796	46,630
Consolidated Edison, Inc.	952	71,457
Dominion Energy, Inc.	3,197	271,777
DTE Energy Co.	485	52,171
Duke Energy Corp.	2,229	190,869
Edison International	2,609	151,609
Entergy Corp.	568	57,834
Evergy, Inc.	674	41,579
Eversource Energy	990	82,863
Exelon Corp.	2,862	109,643
FirstEnergy Corp.	1,603	67,743
NextEra Energy, Inc.	1,273	325,328
PG&E Corp. (1)	1,744	20,684
Pinnacle West Capital Corp.	304	23,682
PPL Corp.	1,949	54,455

Public Service Enterprise Group, Inc.	1,343	68,547
Sempra Energy	918	115,952
The Southern Co.	3,364	191,983
Vistra Energy Corp.	6,643	135,783
WEC Energy Group, Inc.	901	82,649
Xcel Energy, Inc.	1,422	92,473
		2,553,605
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	527	48,331
Emerson Electric Co.	1,350	82,377
		130,708
Electronics - 1.0%
Agilent Technologies, Inc.	784	69,102
Amphenol Corp.	649	62,667
Fortive Corp.	991	60,431
Garmin Ltd.	511	46,077
Honeywell International, Inc.	1,612	235,110
Keysight Technologies, Inc. (1)	999	108,022
Mettler-Toledo International, Inc. (1)	59	46,905
PerkinElmer, Inc.	333	33,457
Roper Technologies, Inc.	259	101,994
TE Connectivity Ltd.	672	54,600
Waters Corp. (1)	150	29,978
		848,343
Engineering & Construction - 0.0% (2)
Jacobs Engineering Group, Inc.	492	41,338

Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	441	21,680

Environmental Control - 0.2%
Republic Services, Inc.	762	65,120
Waste Management, Inc.	1,040	111,020
		176,140
Food - 1.2%
Campbell Soup Co.	2,138	108,995
Conagra Brands, Inc.	1,492	51,907
General Mills, Inc.	1,528	96,325
The Hershey Co.	404	54,815
Hormel Foods Corp.	1,371	66,946
The J.M. Smucker Co.	326	37,141
Kellogg Co.	865	56,493
The Kraft Heinz Co.	4,666	142,173
The Kroger Co.	1,800	58,716
McCormick & Co., Inc.	268	46,943
Mondelez International, Inc.	3,734	194,616
Sysco Corp.	1,267	69,888
Tyson Foods, Inc. - Class A	843	51,794
		1,036,752
Forest Products & Paper - 0.0% (2)
International Paper Co.	792	26,968

Gas - 0.2%
Atmos Energy Corp.	338	34,740
NiSource, Inc.	5,186	123,582
		158,322
Hand & Machine Tools - 0.1%
Snap-on, Inc.	119	15,433
Stanley Black & Decker, Inc.	489	61,345
		76,778
Healthcare - Products - 4.0%
Abbott Laboratories	6,246	592,870
ABIOMED, Inc. (1)	98	21,942
Align Technology, Inc. (1)	316	77,616
Baxter International, Inc.	1,448	130,335
Boston Scientific Corp. (1)	4,994	189,722
The Cooper Companies, Inc.	157	49,766
Danaher Corp.	1,698	282,904
DENTSPLY SIRONA, Inc.	968	45,031
Edwards Lifesciences Corp. (1)	621	139,551
Henry Schein, Inc. (1)	312	18,945
Hologic, Inc. (1)	1,259	66,727
IDEXX Laboratories, Inc. (1)	212	65,483
Insulet Corp. (1)	538	101,451
Intuitive Surgical, Inc. (1)	307	178,069
Masimo Corp. (1)	115	27,622
Medtronic PLC	3,564	351,339
QIAGEN NV (1)	1,562	68,400
ResMed, Inc.	405	65,132
STERIS PLC	278	46,117
Stryker Corp.	917	179,484
Teleflex, Inc.	182	66,041
Thermo Fisher Scientific, Inc.	1,157	404,013
Varian Medical Systems, Inc. (1)	224	27,191
West Pharmaceutical Services, Inc.	169	36,511
Zimmer Biomet Holdings, Inc.	1,280	161,715
		3,393,977
Healthcare - Services - 2.1%
Anthem, Inc.	701	206,171
Catalent, Inc. (1)	490	38,088
Centene Corp. (1)	2,440	161,650
DaVita, Inc. (1)	283	22,912
HCA Healthcare, Inc.	849	90,758
Humana, Inc.	380	156,047
IQVIA Holdings, Inc. (1)	1,422	212,618
Laboratory Corp. of America Holdings (1)	226	39,622
Molina Healthcare, Inc. (1)	126	23,413
Quest Diagnostics, Inc.	290	34,301
Teladoc Health, Inc. (1)	209	36,379
UnitedHealth Group, Inc.	2,411	734,993
Universal Health Services, Inc. - Class B	203	21,406
		1,778,358

Home Builders - 0.1%
D.R. Horton, Inc.	768	42,470
Lennar Corp. - Class A	537	32,467
NVR, Inc. (1)	8	25,773
PulteGroup, Inc.	569	19,329
		120,039
Home Furnishings - 0.1%
Whirlpool Corp.	583	71,021

Household Products & Wares - 0.3%
Church & Dwight Co., Inc.	630	47,294
The Clorox Co.	296	61,050
Kimberly-Clark Corp.	1,068	151,058
		259,402
Insurance - 6.8%
Aflac, Inc.	1,857	67,725
Alleghany Corp.	208	106,725
The Allstate Corp.	1,021	99,864
American International Group, Inc.	11,600	348,696
Aon PLC	785	154,606
Arch Capital Group Ltd. (1)	1,396	39,395
Arthur J. Gallagher & Co.	469	44,217
Berkshire Hathaway, Inc. - Class B (1)	19,616	3,640,337
Brown & Brown, Inc.	767	30,833
Chubb Ltd.	1,261	153,766
Cincinnati Financial Corp.	1,970	116,132
CNA Financial Corp.	794	24,003
Everest Re Group Ltd.	577	114,483
Globe Life, Inc.	268	20,641
The Hartford Financial Services Group, Inc.	1,034	39,592
Markel Corp. (1)	197	176,792
Marsh & McLennan Companies, Inc.	1,394	147,652
MetLife, Inc.	2,203	79,330
Principal Financial Group, Inc.	583	22,515
The Progressive Corp.	1,793	139,280
Prudential Financial, Inc.	996	60,716
The Travelers Companies, Inc.	665	71,142
Willis Towers Watson PLC	434	88,059
W.R. Berkley Corp.	442	25,614
		5,812,115
Internet - 10.5%
Alphabet, Inc. - Class A (1)	727	1,042,169
Alphabet, Inc. - Class C (1)	817	1,167,428
Amazon.com, Inc. (1)	1,484	3,624,477
Booking Holdings, Inc. (1)	95	155,745
CDW Corp.	366	40,593
E*TRADE Financial Corp.	491	22,360
eBay, Inc.	1,815	82,655
Expedia Group, Inc. - Class A	348	27,659
F5 Networks, Inc. (1)	137	19,854
Facebook, Inc. - Class A (1)	5,634	1,268,157
GoDaddy, Inc. - Class A (1)	546	42,178

IAC/InterActiveCorp. (1)	160	43,259
Lyft, Inc. - Class A (1)	725	22,663
Netflix, Inc. (1)	1,634	685,839
NortonLifeLock, Inc.	7,584	172,763
Okta, Inc. - Class A (1)	303	59,261
Palo Alto Networks, Inc. (1)	553	130,104
Roku, Inc. - Class A (1)	143	15,660
Snap, Inc. - Class A (1)	3,470	65,722
TD Ameritrade Holding Corp.	1,303	48,563
Twitter, Inc. (1)	1,813	56,149
Uber Technologies, Inc. (1)	3,399	123,452
VeriSign, Inc. (1)	288	63,075
		8,979,785
Iron & Steel - 0.0% (2)
Nucor Corp.	538	22,736

Leisure Time - 0.0% (2)
Carnival Corp.	1,055	16,605
Royal Caribbean Cruises Ltd.	394	20,437
		37,042
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	652	51,710
Las Vegas Sands Corp.	1,454	69,705
Marriott International, Inc.	726	64,251
MGM Resorts International	2,266	38,930
Wynn Resorts Ltd.	180	14,990
		239,586
Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.	1,217	146,198

Machinery - Diversified - 0.4%
Deere & Co.	731	111,200
Dover Corp.	356	34,621
IDEX Corp.	181	28,846
Ingersoll Rand, Inc. (1)	1,720	48,504
Rockwell Automation, Inc.	251	54,256
Westinghouse Air Brake Technologies Corp.	889	54,291
Xylem, Inc.	469	31,114
		362,832
Media - 2.1%
Altice USA, Inc. - Class A (1)	5,219	134,233
Cable One, Inc.	14	26,416
Charter Communications, Inc. - Class A (1)	727	395,488
Comcast Corp. - Class A	11,813	467,795
DISH Network Corp. - Class A (1)	629	19,908
FactSet Research Systems, Inc.	105	32,288
Liberty Broadband Corp. - Class C (1)	1,157	158,069
Sirius XM Holdings, Inc.	10,172	59,201
ViacomCBS, Inc. - Class B	1,966	40,775
The Walt Disney Co.	4,236	496,883
		1,831,056

Mining - 0.7%
Freeport-McMoRan, Inc.	3,564	32,326
Newmont Corp.	9,803	573,181
		605,507
Miscellaneous Manufacturers - 1.2%
3M Co.	1,351	211,350
Eaton Corp. PLC	923	78,363
General Electric Co.	84,377	554,357
Illinois Tool Works, Inc.	717	123,654
Parker-Hannifin Corp.	260	46,792
Textron, Inc.	506	15,671
		1,030,187
Office & Business Equipment - 0.0% (2)
Zebra Technologies Corp. (1)	123	32,142

Oil & Gas - 1.2%
Cabot Oil & Gas Corp.	943	18,709
Chevron Corp.	3,012	276,201
Concho Resources, Inc.	443	24,152
ConocoPhillips	1,810	76,346
EOG Resources, Inc.	1,051	53,570
Exxon Mobil Corp.	7,590	345,117
Hess Corp.	460	21,836
Marathon Petroleum Corp.	1,083	38,057
Occidental Petroleum Corp.	1,326	17,172
Phillips 66	713	55,799
Pioneer Natural Resources Co.	325	29,770
Valero Energy Corp.	663	44,182
		1,000,911
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	1,869	30,857
Halliburton Co.	1,523	17,895
Schlumberger Ltd.	2,702	49,906
		98,658
Packaging & Containers - 0.1%
Ball Corp.	1,042	74,253
Packaging Corp. of America	196	19,876
Westrock Co.	717	20,119
		114,248
Pharmaceuticals - 7.9%
AbbVie, Inc.	6,121	567,233
AmerisourceBergen Corp.	693	66,071
Becton Dickinson and Co.	1,456	359,530
Bristol-Myers Squibb Co.	12,679	757,190
Cardinal Health, Inc.	663	36,259
Cigna Corp.	1,621	319,856
CVS Health Corp.	18,699	1,226,093
DexCom, Inc. (1)	458	173,266
Elanco Animal Health, Inc. (1)	2,999	64,209
Eli Lilly and Co.	2,852	436,213
Johnson & Johnson	7,433	1,105,659
McKesson Corp.	773	122,652

Merck & Co., Inc.	8,921	720,103
Mylan NV (1)	3,230	55,136
Pfizer, Inc.	13,836	528,397
Zoetis, Inc.	1,260	175,631
		6,713,498
Pipelines - 0.5%
Cheniere Energy, Inc. (1)	756	33,529
Kinder Morgan, Inc.	5,813	91,845
ONEOK, Inc.	951	34,892
The Williams Companies, Inc.	11,106	226,896
		387,162
Private Equity - 0.2%
The Blackstone Group, Inc. - Class A	1,920	109,056
KKR & Co., Inc.	1,592	44,178
		153,234
Real Estate - 0.0% (2)
CBRE Group, Inc. (1)	893	39,274

Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	307	47,192
American Tower Corp.	1,356	350,079
Annaly Capital Management, Inc.	3,299	20,322
AvalonBay Communities, Inc.	321	50,079
Boston Properties, Inc.	421	36,198
Crown Castle International Corp.	1,224	210,724
Digital Realty Trust, Inc.	682	97,908
Duke Realty Corp.	861	29,687
Equinix, Inc.	264	184,174
Equity Residential	1,288	78,001
Essex Property Trust, Inc.	162	39,329
Extra Space Storage, Inc.	355	34,346
Healthpeak Properties, Inc.	1,424	35,087
Host Hotels & Resorts, Inc.	1,347	16,083
Invitation Homes, Inc.	3,054	80,320
Iron Mountain, Inc.	772	19,887
Mid-America Apartment Communities, Inc.	294	34,210
Prologis, Inc.	1,818	166,347
Public Storage	433	87,787
Realty Income Corp.	923	51,051
Regency Centers Corp.	365	15,618
SBA Communications Corp.	626	196,645
Simon Property Group, Inc.	668	38,544
Sun Communities, Inc.	235	32,240
UDR, Inc.	597	22,077
Ventas, Inc.	756	26,422
Vornado Realty Trust	1,700	61,557
Welltower, Inc.	1,111	56,294
Weyerhaeuser Co.	4,500	90,855
W.P. Carey, Inc.	413	24,743
		2,233,806

Retail - 5.2%
Advance Auto Parts, Inc.	165	22,988
AutoZone, Inc. (1)	57	65,428
Best Buy Co., Inc.	580	45,292
Burlington Stores, Inc. (1)	158	33,128
CarMax, Inc. (1)	338	29,761
Chipotle Mexican Grill, Inc. (1)	93	93,364
Costco Wholesale Corp.	1,159	357,517
Darden Restaurants, Inc.	273	20,983
Dollar General Corp.	677	129,652
Dollar Tree, Inc. (1)	1,033	101,100
Domino’s Pizza, Inc.	104	40,127
Genuine Parts Co.	357	29,777
The Home Depot, Inc.	2,377	590,637
Lowe’s Companies, Inc.	2,071	269,955
McDonald’s Corp.	1,848	344,319
O’Reilly Automotive, Inc. (1)	170	70,931
Ross Stores, Inc.	797	77,277
Starbucks Corp.	3,071	239,507
Target Corp.	1,184	144,839
Tiffany & Co.	267	34,211
The TJX Companies, Inc.	2,778	146,567
Tractor Supply Co.	264	32,213
Ulta Beauty, Inc. (1)	126	30,745
Walgreens Boots Alliance, Inc.	2,262	97,130
Walmart, Inc.	10,617	1,317,145
Yum! Brands, Inc.	698	62,632
		4,427,225
Semiconductors - 4.5%
Advanced Micro Devices, Inc. (1)	7,357	395,807
Analog Devices, Inc.	904	102,107
Applied Materials, Inc.	2,254	126,630
Broadcom, Inc.	1,822	530,694
Intel Corp.	10,448	657,493
IPG Photonics Corp. (1)	88	13,675
KLA Corp.	411	72,319
Lam Research Corp.	375	102,626
Marvell Technology Group Ltd.	8,064	263,048
Maxim Integrated Products, Inc.	600	34,608
Microchip Technology, Inc.	1,050	100,821
Micron Technology, Inc. (1)	2,151	103,054
NVIDIA Corp.	1,490	528,980
Qorvo, Inc. (1)	865	90,600
QUALCOMM, Inc.	4,009	324,248
Skyworks Solutions, Inc.	353	41,845
Teradyne, Inc.	449	30,092
Texas Instruments, Inc.	2,026	240,567
Xilinx, Inc.	651	59,859
		3,819,073

Software - 12.8%
Activision Blizzard, Inc.	1,729	124,453
Adobe, Inc. (1)	1,479	571,781
Akamai Technologies, Inc. (1)	619	65,490
ANSYS, Inc. (1)	235	66,505
Autodesk, Inc. (1)	2,198	462,415
Black Knight, Inc. (1)	533	41,030
Broadridge Financial Solutions, Inc.	292	35,361
Cadence Design Systems, Inc. (1)	1,079	98,502
Cerner Corp.	968	70,567
Citrix Systems, Inc.	330	48,880
Coupa Software, Inc. (1)	194	44,137
DocuSign, Inc. (1)	777	108,578
Electronic Arts, Inc. (1)	800	98,304
Fidelity National Information Services, Inc.	4,390	609,464
Fiserv, Inc. (1)	3,450	368,357
Intuit, Inc.	697	202,353
Jack Henry & Associates, Inc.	170	30,746
Microsoft Corp.	20,032	3,670,864
MSCI, Inc.	211	69,387
Oracle Corp.	13,425	721,862
Paychex, Inc.	935	67,582
Paycom Software, Inc. (1)	159	47,260
RingCentral, Inc. - Class A (1)	332	91,051
salesforce.com, Inc. (1)	6,284	1,098,380
ServiceNow, Inc. (1)	2,283	885,644
Slack Technologies, Inc. - Class A (1)	683	23,939
Splunk, Inc. (1)	508	94,407
SS&C Technologies Holdings, Inc.	1,816	105,137
Synopsys, Inc. (1)	418	75,620
Take-Two Interactive Software, Inc. (1)	318	43,302
Twilio, Inc. - Class A (1)	286	56,514
Tyler Technologies, Inc. (1)	99	37,156
Veeva Systems, Inc. - Class A (1)	409	89,518
VMware, Inc. - Class A (1)	395	61,727
Workday, Inc. - Class A (1)	781	143,259
Zoom Video Communications, Inc. - Class A (1)	2,639	473,648
		10,903,180
Telecommunications - 2.7%
Arista Networks, Inc. (1)	294	68,637
AT&T, Inc.	18,034	556,529
CenturyLink, Inc.	2,305	22,658
Cisco Systems, Inc.	10,641	508,853
Corning, Inc.	1,876	42,754
Juniper Networks, Inc.	861	20,888
Motorola Solutions, Inc.	577	78,085
T-Mobile US, Inc. (1)	3,487	348,839
Ubiquiti, Inc.	165	30,428
Verizon Communications, Inc.	11,318	649,427
		2,327,098

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	582	42,783

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	293	23,771
CSX Corp.	1,761	126,053
Expeditors International of Washington, Inc.	384	29,326
FedEx Corp.	1,895	247,411
J.B. Hunt Transport Services, Inc.	260	31,114
Kansas City Southern	246	37,028
Norfolk Southern Corp.	562	100,199
Old Dominion Freight Line, Inc.	245	41,917
Union Pacific Corp.	1,527	259,376
United Parcel Service, Inc. - Class B	1,953	194,734
		1,090,929
Water - 0.1%
American Water Works Co., Inc.	518	65,786
Total Common Stocks
(Cost $80,046,697)		85,293,610

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.086% (3)	45,072	45,072
Total Short-Term Investments
(Cost $45,072)		45,072

Total Investments in Securities - 99.9%
(Cost $80,091,769)		85,338,682
Other Assets in Excess of Liabilities - 0.1%		116,407
Total Net Assets - 100.0%		$85,455,089

(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2020.

Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$85,293,610	$–	$–	$85,293,610
Short-Term Investments	45,072	–	–	45,072
Total Investments in Securities	$85,338,682	$–	$–	$85,338,682

(1) See Schedule of Investments for industry breakout.